                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2006

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Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:    Highfields Capital Management LP
Address: John Hancock Tower
         200 Clarendon Street, 51st Floor
         Boston, MA 02116
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Form 13F File Number:     28-3499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Joseph F. Mazzella
Title: General Counsel
Phone: 617-850-7520

Signature, Place, and Date of Signing:

 /s/ Joseph F. Mazzella     Boston, Massachusetts       November 14, 2006
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Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of other managers reporting for this manager: NONE.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total: $7,308,459 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No. Form 13F File Number Name
      --- -------------------- --------------------
      01. File Number 28-7618  Jonathon S. Jacobson
      02. File Number 28-7616  Richard L. Grubman

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FORM 13F

Page 2 of 4        Name of Reporting Manager: Highfields Capital Management LP
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Item 1:                            Item 2:       Item 3:  Item 4:   Item 5:             Item 6:   Item 7:         Item 8:
                                                                                                           ---VOTING AUTHORITY---
                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                 ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Altria Group Inc               COM              02209S103 176,065   2,300,000  SH        OTHER     01/02    2,300,000
Aramark Corp                   CL B             038521100 169,178   5,148,452  SH        OTHER     01/02    5,148,452
Aspen Insurance Holdings Ltd   SHS              G05384105  46,406   1,796,600  SH        OTHER     01/02    1,796,600
Astoria Finl Corp              COM              046265104  11,954     387,849  SH        OTHER     01/02      387,849
AvalonBay Cmntys Inc           COM              053484101   6,020      50,000  SH PUT    OTHER     01/02       50,000
Avaya Inc                      COM              053499109  43,215   3,777,510  SH        OTHER     01/02    3,777,510
Bearingpoint Inc               COM              074002106   8,215   1,045,200  SH        OTHER     01/02    1,045,200
Berkshire Hathaway Inc         CL A             084670108  93,884         980  SH        OTHER     01/02          980
BlackRock Inc                  CL A             09247X101 259,224   1,739,760  SH        OTHER     01/02    1,739,760
Borders Group Inc              COM              099709107  20,400   1,000,000  SH        OTHER     01/02    1,000,000
Boston Scientific Corp         COM              101137107 185,873  12,567,500  SH        OTHER     01/02   12,567,500
Canadian Ntrl Resources Ltd    COM              136385101 137,292   3,012,100  SH        OTHER     01/02    3,012,100
Capital Source Inc             COM              14055X102  12,437     481,683  SH        OTHER     01/02      481,683
Caremark RX Inc                COM              141705103  80,046   1,412,500  SH        OTHER     01/02    1,412,500
Celanese Corp                  COM SER A        150870103  33,575   1,875,700  SH        OTHER     01/02    1,875,700
Centex Corp                    COM              152312104 107,871   2,050,000  SH        OTHER     01/02    2,050,000
Clear Channel Comm Inc         COM              184502102 321,080  11,129,300  SH        OTHER     01/02   11,129,300
Comcast Corp                   CL A             20030N101  34,087     925,011  SH        OTHER     01/02      925,011
Comcast Corp                   CL A SPL         20030N200 248,900   6,761,748  SH        OTHER     01/02    6,761,748
ConocoPhillips                 COM              20825C104 240,263   4,036,000  SH        OTHER     01/02    4,036,000
CVS Corp                       COM              126650100  48,180   1,500,000  SH        OTHER     01/02    1,500,000
Dell Inc                       COM              24702R101  83,055   3,636,400  SH        OTHER     01/02    3,636,400
DirecTV Group Inc              COM              25459L106 351,950  17,883,624  SH        OTHER     01/02   17,883,624
Dow Jones & Co Inc             COM              260561105  50,310   1,500,000  SH        OTHER     01/02    1,500,000
Embarq Corp                    COM              29078E105   7,649     158,131  SH        OTHER     01/02      158,131
EMC Corp                       COM              268648102   2,396     200,000  SH        OTHER     01/02      200,000
EnCana Corp                    COM              292505104  13,477     288,638  SH        OTHER     01/02      288,638
Equity Residential             SH BEN INT       29476L107  25,290     500,000  SH PUT    OTHER     01/02      500,000
Exco Resources Inc             COM              269279402     165      13,300  SH        OTHER     01/02       13,300
Federal Home Ln Mtg Corp       COM              313400301 138,396   2,086,480  SH        OTHER     01/02    2,086,480
Federal Home Ln Mtg Corp       COM              313400301  59,272     893,600  SH CALL   OTHER     01/02      893,600
GAP Inc                        COM              364760108 162,093   8,553,744  SH        OTHER     01/02    8,553,744
General Electric Co            COM              369604103   3,177      90,000  SH        OTHER     01/02       90,000
Harrahs Entmt Inc              COM              413619107 174,764   2,630,799  SH        OTHER     01/02    2,630,799
Hudson City Bancorp            COM              443683107  91,745   6,924,168  SH        OTHER     01/02    6,924,168
Intel Corp                     COM              458140100   2,468     120,000  SH        OTHER     01/02      120,000
International Coal Grp Inc     COM              45928H106   2,110     500,000  SH        OTHER     01/02      500,000
Ishares Silver Trust           ISHARES          46428Q109  42,390     370,190  SH        OTHER     01/02      370,190
Ishares Tr                     DJ US REAL EST   464287739   7,715     100,000  SH PUT    OTHER     01/02      100,000
Ishares Tr                     RUSSELL 2000     464287655  14,400     200,000  SH PUT    OTHER     01/02      200,000
Janus Cap Group Inc            COM              47102X105  87,389   4,431,481  SH        OTHER     01/02    4,431,481
Knology Inc                    COM              499183804  10,406   1,049,039  SH        OTHER     01/02    1,049,039
Legg Mason Inc                 COM              524901105  50,430     500,000  SH        OTHER     01/02      500,000
Martin Marietta Matls Inc      COM              573284106  11,847     140,000  SH        OTHER     01/02      140,000
McClatchy Co                   CL A             579489105 104,678   2,481,104  SH        OTHER     01/02    2,481,104
McDonalds Corp                 COM              580135101  75,130   1,920,500  SH        OTHER     01/02    1,920,500
MCF Corp                       COM              580395101   4,916   7,125,000  SH        OTHER     01/02    7,125,000
Mellon Finl Corp               COM              58551A108 180,043   5,229,670  SH        OTHER     01/02    5,229,670
Merrill Lynch & Co Inc         COM              590188108  34,808     445,000  SH        OTHER     01/02      445,000
Michaels Stores Inc            COM              594087108 363,698   8,353,200  SH        OTHER     01/02    8,353,200
Microsoft Corp                 COM              594918104 196,776   7,200,000  SH        OTHER     01/02    7,200,000
Morgan Stanley                 COM NEW          617446448  92,924   1,274,500  SH        OTHER     01/02    1,274,500
National Australia Bk Ltd      CAP UTS EXCHBL   632525309  11,013     250,000  SH        OTHER     01/02      250,000
National Coal Corp             COM NEW          632381208   3,194     555,471  SH        OTHER     01/02      555,471
New York Times Co              CL A             650111107  42,168   1,835,000  SH        OTHER     01/02    1,835,000
Newmont Mining Corp            COM              651639106  65,835   1,540,000  SH        OTHER     01/02    1,540,000
News Corp                      CL A             65248E104 125,669   6,395,352  SH        OTHER     01/02    6,395,352
Nortel Networks Corp           COM              656568102  11,467   4,985,800  SH        OTHER     01/02    4,985,800
Novelis Inc                    COM              67000X106  40,984   1,601,563  SH        OTHER     01/02    1,601,563
NRG Energy Inc                 COM NEW          629377508  58,393   1,289,035  SH        OTHER     01/02    1,289,035
NTL Inc                        COM              62941W101  37,947   1,492,228  SH        OTHER     01/02    1,492,228
Pioneer Nat Res Co             COM              723787107 113,897   2,911,467  SH        OTHER     01/02    2,911,467
PowerShares ETF Trust          WATER RESOURCE   73935X575     846      50,000  SH        OTHER     01/02       50,000
Pulte Homes Inc                COM              745867101  82,995   2,605,000  SH        OTHER     01/02    2,605,000
RailAmerica Inc                COM              750753105  32,254   2,953,690  SH        OTHER     01/02    2,953,690
RCN Corp                       COM NEW          749361200  28,065     991,700  SH        OTHER     01/02      991,700
Readers Digest Assn Inc        COM              755267101  81,619   6,297,731  SH        OTHER     01/02    6,297,731
Reliant Energy Inc             COM              75952B105  60,267   4,895,815  SH        OTHER     01/02    4,895,815
Saks Incorporated              COM              79377W108  35,416   2,049,513  SH        OTHER     01/02    2,049,513
Schlumberger Ltd               COM              806857108   1,861      30,000  SH        OTHER     01/02       30,000
Select Sector Spdr Tr          SBI INT-FINL     81369Y605   3,462     100,000  SH PUT    OTHER     01/02      100,000
Sovereign Bancorp Inc          COM              845905108 115,477   5,368,544  SH        OTHER     01/02    5,368,544
Sprint Nextel Corp             COM FON          852061100 107,371   6,260,700  SH        OTHER     01/02    6,260,700
Standard Pac Corp              COM              85375C101  69,584   2,961,000  SH        OTHER     01/02    2,961,000
Station Casinos Inc            COM              857689103 299,554   5,179,900  SH        OTHER     01/02    5,179,900
Suncor Energy Inc              COM              867229106   1,801      25,000  SH        OTHER     01/02       25,000
Suncor Energy Inc              COM              867229106  28,820     400,000  SH CALL   OTHER     01/02      400,000
Teekay Shipping Corp           COM              Y8564W103  41,570   1,011,200  SH        OTHER     01/02    1,011,200
Teradyne Inc                   SDCV 3.750% 10/1 880770AD4  24,147  24,200,000 PRN        OTHER     01/02   24,200,000
Tiffany & Co                   COM              886547108  69,720   2,100,000  SH        OTHER     01/02    2,100,000
Time Warner Inc                COM              887317105 138,168   7,579,156  SH        OTHER     01/02    7,579,156
Treehouse Foods Inc            COM              89469A104  60,263   2,548,100  SH        OTHER     01/02    2,548,100
Wendys Intl Inc                COM              950590109 562,089   8,389,392  SH        OTHER     01/02    8,389,392
Wind River Systems Inc         COM              973149107  18,586   1,735,361  SH        OTHER     01/02    1,735,361
Xerox Corp                     COM              984121103  96,553   6,205,224  SH        OTHER     01/02    6,205,224
Yahoo Inc                      COM              984332106   3,792     150,000  SH        OTHER     01/02      150,000
YUM Brands Inc                 COM              988498101 103,580   1,990,000  SH        OTHER     01/02    1,990,000